Document and Entity Information	May 09, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2025
Entity File Number	001-41864
Entity Registrant Name	Hut 8 Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2056803
Entity Address, State or Province	FL
Entity Address, Address Line One	1101 Brickell Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Miami
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	224-6427
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001964789
Amendment Flag	false